Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($)
Contractual Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	$ 9,350,866
Cash flow payable (liabilities) and expenses	20,617,686
Liquidity Gap	11,266,820
Contractual Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	12,579,070
Cash flow payable (liabilities) and expenses	23,047,061
Liquidity Gap	10,467,991
Contractual Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	14,315,907
Cash flow payable (liabilities) and expenses	26,450,839
Liquidity Gap	12,134,932
Contractual Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	17,529,813
Cash flow payable (liabilities) and expenses	30,298,214
Liquidity Gap	12,768,401
Contractual Basis [Member] | From 0 to 30 days [Member]
Schedules of Consolidated Term Liquidity [Line Items]
One time capital	5,644,125
AVAILABLE MARGIN	3,257,948	[1]
Foreign Currency [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	693,213
Foreign Currency [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	979,445
Foreign Currency [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	968,538
Foreign Currency [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,065,862
Contractual Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow payable (liabilities) and expenses	2,430,507
Liquidity Gap	1,737,294
Contractual Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow payable (liabilities) and expenses	2,876,839
Liquidity Gap	1,897,394
Contractual Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow payable (liabilities) and expenses	3,354,715
Liquidity Gap	2,386,177
Contractual Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow payable (liabilities) and expenses	4,273,320
Liquidity Gap	3,207,458
Adjusted Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	9,018,516
Cash flow payable (liabilities) and expenses	10,353,960
Liquidity Gap	1,335,444
Adjusted Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	11,843,584
Cash flow payable (liabilities) and expenses	11,335,132
Liquidity Gap	(508,452)
Adjusted Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	13,043,834
Cash flow payable (liabilities) and expenses	12,788,552
Liquidity Gap	(255,282)
Adjusted Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	15,347,579
Cash flow payable (liabilities) and expenses	15,093,532
Liquidity Gap	(254,047)
Adjusted Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	614,569
Cash flow payable (liabilities) and expenses	1,505,842
Liquidity Gap	891,273
Adjusted Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	782,091
Cash flow payable (liabilities) and expenses	1,863,222
Liquidity Gap	1,081,131
Adjusted Basis [Member] | From 0 to 30 days [Member]
Schedules of Consolidated Term Liquidity [Line Items]
One time capital	5,644,125
AVAILABLE MARGIN	4,059,117	[2],[3]
Adjusted Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	630,860
Cash flow payable (liabilities) and expenses	2,215,868
Liquidity Gap	1,585,008
Adjusted Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	455,073
Cash flow payable (liabilities) and expenses	3,043,949
Liquidity Gap	$ 2,588,876

[1]	In the limit up to 30 days, in foreign currency, the Bank has an available margin of Ch$3,257,948,417,020.
[2]	Amounts shown here are different from those reported in the liabilities report, which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.
[3]	By transitory disposition of the Central Bank of Chile, in Chapter III.B.2.1 of the Compendium of Accounting Standards for Banks, this limit will gradually increase until reaching 1.0 in January 2026.